Note 17 - Segment Information (Table)	6 Months Ended
Jun. 30, 2011
Segment Reporting Disclosure [Abstract]
Company's assets by segment [Table Text Block]
		As of June 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	6,159	23,466	2,793	138	3,481	4,684	43,434	(7,430)	76,725

Cash and cash equivalents	-	-	-	-	-	-	21,689	-	21,689
Other current assets	6,159	23,466	2,793	138	3,481	4,684	21,745	(7,430)	55,036

Investments in non-consolidated
companies and other investments	-	3,282	724	892	931	294	136	-	6,259

Property, plant and equipment, net	145,508	56,827	26,841	362	9,772	3,051	4,915	-	247,276

Non-current assets	3,653	3,668	1,638	9	2,537	765	8,583	(452)	20,401

Total assets	155,320	87,243	31,996	1,401	16,721	8,794	57,068	(7,882)	350,661

		As of June 30, 2011
		International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,094	2,087	270	447	47	(464)	3,481

Investments in non-consolidated		30	174	13	(36)	117	931
companies and other investments	633

Property, plant and equipment, net	8,538	871	256	454	206	(553)	9,772

Non-current assets	2,581	313	65	70	1,396	(1,888)	2,537

Total assets	12,846	3,301	765	984	1,613	(2,788)	16,721

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230

Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567

Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941

Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

	As of December 31, 2010
	International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment [Table Text Block]

		Six-month period ended June 30, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	157	39,375	4,012	25	6,215	21,038	-	-	70,822
Inter-segment net operating revenues	36,144	18,693	623	123	2,022	384	-	(57,989)	-

Net operating revenues	36,301	58,068	4,635	148	8,237	21,422	-	(57,989)	70,822

Cost of sales	(13,139)	(58,418)	(2,557)	(167)	(6,052)	(19,712)	-	57,007	(43,038)

Depreciation, depletion and amortization	(3,047)	(556)	(417)	(17)	(411)	(115)	(169)	-	(4,732)
Exploration, including exploratory dry holes	(1,212)	-	-	-	(157)	-	-	-	(1,369)
Impairment	-	-	-	-	(2)	-	-	-	(2)
Selling, general and administrative expenses	(238)	(1,531)	(417)	(34)	(438)	(1,065)	(1,251)	51	(4,923)
Research and development expenses	(332)	(108)	(32)	(5)	-	(3)	(149)	-	(629)
Other operating expenses	(241)	(194)	(94)	(19)	(250)	20	(944)	33	(1,689)

Costs and expenses	(18,209)	(60,807)	(3,517)	(242)	(7,310)	(20,875)	(2,513)	57,091	(56,382)

Operating income (loss)	18,092	(2,739)	1,118	(94)	927	547	(2,513)	(898)	14,440

Equity in results of non-consolidated companies	-	223	117	26	(22)	1	(2)	-	343
Financial income (expenses), net	-	-	-	-	-	-	3,189	-	3,189
Other taxes	(21)	(24)	(20)	-	(52)	(14)	(84)	-	(215)

Income (loss) before income taxes	18,071	(2,540)	1,215	(68)	853	534	590	(898)	17,757

Income tax benefits (expense)	(6,144)	940	(373)	32	9	(181)	1,230	306	(4,181)

Net income (loss) for the period	11,927	(1,600)	842	(36)	862	353	1,820	(592)	13,576

Less: Net income (loss) attributable to the noncontrolling interests	9	9	(3)	-	1	-	(420)	-	(404)

Net income (loss) attributable to Petrobras	11,936	(1,591)	839	(36)	863	353	1,400	(592)	13,172

		Six-month period ended June 30, 2011

		International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power

				Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	453	3,072	250	2,433	-	7	6,215
Inter-segment net operating revenues	1,927	1,212	19	17	-	(1,153)	2,022

Net operating revenues	2,380	4,284	269	2,450	-	(1,146)	8,237

Cost of sales	(632)	(4,066)	(224)	(2,285)	-	1,155	(6,052)

Depreciation, depletion and amortization	(351)	(30)	(8)	(13)	(9)	-	(411)
Exploration, including exploratory dry holes	(157)	-	-	-	-	-	(157)
Impairment	(2)	-	-	-	-	-	(2)
Selling, general and administrative expenses	(88)	(68)	(5)	(134)	(145)	2	(438)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(164)	(59)	1	9	(37)	-	(250)

Costs and expenses	(1,394)	(4,223)	(236)	(2,423)	(191)	1,157	(7,310)

Operating income (loss)	986	61	33	27	(191)	11	927

Equity in results of non-consolidated companies	(40)	9	5	5	(1)	-	(22)
Other taxes	(28)	(2)	(1)	(5)	(16)	-	(52)

Income (loss) before income taxes	918	68	37	27	(208)	11	853

Income tax benefits (expense)	(63)	4	10	(4)	62	-	9

Net income (loss) for the period	855	72	47	23	(146)	11	862

Less: Net income (loss) attributable to the noncontrolling interests	-	-	1	-	-	-	1

Net income (loss) attributable to Petrobras	855	72	48	23	(146)	11	863

		Six-month period ended June 30, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	141	32,012	3,027	7	5,116	16,880	-	-	57,183
Inter-segment net operating revenues	25,959	15,284	432	128	1,275	349	-	(43,427)	-

Net operating revenues	26,100	47,296	3,459	135	6,391	17,229	-	(43,427)	57,183

Cost of sales	(10,018)	(43,442)	(2,100)	(125)	(4,563)	(15,719)	-	43,254	(32,713)

Depreciation, depletion and amortization	(2,652)	(546)	(244)	(10)	(427)	(103)	(149)	1	(4,130)
Exploration, including exploratory dry holes	(758)	-	-	-	(134)	-	-	-	(892)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(189)	(1,452)	(408)	(16)	(388)	(848)	(1,015)	116	(4,200)
Research and development expenses	(228)	(74)	(32)	-	(1)	(2)	(111)	-	(448)
Other operating expenses	(326)	(470)	(205)	(3)	(123)	(32)	(980)	-	(2,139)

Costs and expenses	(14,171)	(45,984)	(3,033)	(154)	(5,686)	(16,704)	(2,255)	43,371	(44,616)

Operating income (loss)	11,929	1,312	426	(19)	705	525	(2,255)	(56)	12,567

Equity in results of non-consolidated companies	5	(100)	65	(5)	6	-	1	-	(28)
Financial income (expenses), net	-	-	-	-	-	-	(679)	-	(679)
Other taxes	(70)	(27)	(13)	-	(38)	(8)	(55)	-	(211)

Income (loss) before income taxes	11,864	1,185	478	(24)	673	517	(2,988)	(56)	11,649

Income tax benefits (expense)	(4,032)	(437)	(141)	7	(67)	(176)	1,780	19	(3,047)

Net income for the period	7,832	748	337	(17)	606	341	(1,208)	(37)	8,602

Less: Net income attributable to the noncontrolling interests	7	(32)	49	-	(42)	-	(21)	-	(39)

Net income (loss) attributable for Petrobras	7,839	716	386	(17)	564	341	(1,229)	(37)	8,563

		Six-month period ended June 30, 2010

		International
	Exploration and Production	Refining Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	324	2,638	245	1,894	-	15	5,116
Inter-segment net operating revenues	1,472	949	21	19	-	(1,186)	1,275

Net operating revenues	1,796	3,587	266	1,913	-	(1,171)	6,391

Cost of sales	(438)	(3,327)	(212)	(1,750)	-	1,164	(4,563)
Depreciation, depletion and amortization	(349)	(41)	(9)	(15)	(13)	-	(427)
Exploration, including exploratory dry holes	(134)	-	-	-	-	-	(134)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(78)	(64)	(3)	(119)	(124)	-	(388)
Research and development expenses	-	-	-	-	(1)	-	(1)
Other operating expenses	(49)	(107)	5	8	21	(1)	(123)

Costs and expenses	(1,048)	(3,589)	(219)	(1,876)	(117)	1,163	(5,686)

Operating income (loss)	748	(2)	47	37	(117)	(8)	705

Equity in results of non-consolidated companies	12	9	1	3	(19)	-	6
Other taxes	(17)	(2)	(1)	(2)	(16)	-	(38)

Income (loss) before income taxes	743	5	47	38	(152)	(8)	673

Income tax benefits (expense)	(100)	(3)	(2)	(5)	43	-	(67)

Net income for the period	643	2	45	33	(109)	(8)	606
							-
Less: Net income attributable to the noncontrolling interests	-	(1)	(1)	-	(40)	-	(42)

Net income (loss) attributable for Petrobras	643	1	44	33	(149)	(8)	564

Capital expenditures incurred by segment [Table Text Block]

	Six-month periods ended June 30,
	2011	2010

Exploration and Production	9,149	9,133
Refining, Transportation & Marketing	8,049	6,342
Gas & Power	1,088	2,106
International
Exploration and Production	896	1,120
Refining, Transportation & Marketing	117	34
Distribution	16	15
Gas & Power	27	2
Others	5	1
Distribution	278	145
Biofuels	134	22
Corporate	447	467

	20,206	19,387